INITIAL PUBLIC OFFERING - Narrative (Details) - $ / shares	Dec. 03, 2021	Jan. 31, 2024	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Purchase price, per Unit		$ 3.5	$ 3.5	$ 3.5	$ 3.5	$ 3.5	$ 3.5	$ 3.5	$ 3.5	$ 3.5
IPO [Member] | Roth CH Acquisition V Co.
Subsidiary, Sale of Stock [Line Items]
Number of units sold	11,500,000
Purchase price, per Unit	$ 10.15
Number of shares in a unit	1
IPO [Member] | Roth CH Acquisition V Co. | Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued per unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.5
Over-Allotment Option [Member] | Roth CH Acquisition V Co.
Subsidiary, Sale of Stock [Line Items]
Number of units sold	1,500,000
Purchase price, per Unit	$ 10